Summary of Changes to Investment in Associates (Details) $ in Thousands	12 Months Ended
Sep. 30, 2022 USD ($)
Disclosure of associates [abstract]
Balance at September 30, 2021
Acquisition of Golden Valley	1,360
Addition	409
Share of loss in associate	(296)
Dilution gain	100
Translation gain	(144)
Balance at September 30, 2022	$ 1,429